Schedule of Investments (unaudited)	iShares® MSCI China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
AECC Aero-Engine Control Co. Ltd., Class A	193,900	$547,543
AECC Aviation Power Co. Ltd., Class A	450,876	2,316,022
AviChina Industry & Technology Co. Ltd., Class H	7,731,000	3,507,934
Avicopter PLC, Class A	64,400	369,119
Kuang-Chi Technologies Co. Ltd., Class A(a)	324,604	816,455
		7,557,073
Air Freight & Logistics — 0.7%
JD Logistics Inc.(a)(b)	5,345,200	5,845,385
SF Holding Co. Ltd., Class A	772,883	3,917,177
YTO Express Group Co. Ltd., Class A	644,000	1,437,392
Yunda Holding Co. Ltd., Class A	515,757	630,682
ZTO Express Cayman Inc., ADR	1,213,308	27,651,289
		39,481,925
Automobile Components — 0.4%
Bethel Automotive Safety Systems Co. Ltd.	89,320	441,079
Changzhou Xingyu Automotive Lighting Systems
Co. Ltd., Class A	64,495	1,090,882
Fuyao Glass Industry Group Co. Ltd., Class A	322,098	2,050,105
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,803,200	10,204,321
Huayu Automotive Systems Co. Ltd., Class A	644,072	1,424,283
Huizhou Desay Sv Automotive Co. Ltd., Class A	64,900	896,625
Ningbo Joyson Electronic Corp., Class A	257,600	556,649
Ningbo Tuopu Group Co. Ltd., Class A	193,200	1,533,093
Sailun Group Co. Ltd., Class A	645,261	1,324,005
Shandong Linglong Tyre Co. Ltd., Class A	322,028	919,791
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	322,000	664,397
		21,105,230
Automobiles — 4.1%
AIMA Technology Group Co. Ltd.	194,800	928,686
Anhui Jianghuai Automobile Group Corp. Ltd.(a)	386,400	855,232
BAIC BluePark New Energy Technology Co. Ltd.(a)	966,000	982,582
Brilliance China Automotive Holdings Ltd.	7,728,000	6,099,585
BYD Co. Ltd., Class A	322,069	10,134,056
BYD Co. Ltd., Class H	2,952,000	82,830,937
Chongqing Changan Automobile Co. Ltd., Class A	1,365,020	2,592,193
Geely Automobile Holdings Ltd.	17,420,000	21,203,996
Great Wall Motor Co. Ltd.	386,400	1,381,430
Great Wall Motor Co. Ltd., Class H	6,785,500	11,746,474
Guangzhou Automobile Group Co. Ltd., Class A	708,400	820,317
Guangzhou Automobile Group Co. Ltd., Class H	7,728,400	3,219,684
Li Auto Inc.(a)	3,542,480	35,851,127
NIO Inc., ADR(a)(c)	3,869,457	20,856,373
SAIC Motor Corp. Ltd., Class A	1,352,404	2,618,517
Seres Group Co. Ltd., NVS(a)	260,800	3,196,405
XPeng Inc., Class A(a)(c)	3,503,672	14,537,003
Yadea Group Holdings Ltd.(b)	3,864,000	6,182,286
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)(c)	1,427,800	5,220,279
		231,257,162
Banks — 11.6%
Agricultural Bank of China Ltd., Class A	14,618,800	8,830,794
Agricultural Bank of China Ltd., Class H	79,061,000	33,144,791
Bank of Beijing Co. Ltd., Class A	3,871,799	3,101,125
Bank of Changsha Co. Ltd., Class A	335,500	396,495
Bank of Chengdu Co. Ltd., Class A	644,093	1,400,161
Bank of China Ltd., Class A	6,440,000	3,935,961
Bank of China Ltd., Class H	226,062,000	107,163,026
Bank of Communications Co. Ltd., Class A	6,872,322	6,666,794
Bank of Communications Co. Ltd., Class H	24,506,200	18,496,324
Bank of Hangzhou Co. Ltd., Class A	1,094,828	2,046,299
Security	Shares	Value

Banks (continued)
Bank of Jiangsu Co. Ltd., Class A	3,220,615	$3,664,534
Bank of Nanjing Co. Ltd., Class A	1,918,404	2,736,270
Bank of Ningbo Co. Ltd., Class A	1,084,421	3,692,605
Bank of Shanghai Co. Ltd., Class A	2,382,810	2,560,449
Bank of Suzhou Co. Ltd.	515,200	567,331
China CITIC Bank Corp. Ltd., Class H	25,761,800	15,756,208
China Construction Bank Corp., Class A	1,269,914	1,230,372
China Construction Bank Corp., Class H	275,165,000	195,291,220
China Everbright Bank Co. Ltd., Class A	8,951,600	3,990,102
China Everbright Bank Co. Ltd., Class H	7,811,000	2,512,027
China Merchants Bank Co. Ltd., Class A	3,542,025	16,702,475
China Merchants Bank Co. Ltd., Class H	11,285,150	50,564,896
China Minsheng Banking Corp. Ltd., Class A	6,826,470	3,674,005
China Minsheng Banking Corp. Ltd., Class H	17,790,160	6,739,041
China Zheshang Bank Co. Ltd., Class A	4,010,190	1,646,051
Chongqing Rural Commercial Bank Co. Ltd.,
Class A	1,851,000	1,314,302
CNPC Capital Co. Ltd., NVS	1,495,600	1,169,605
Huaxia Bank Co. Ltd., Class A	2,382,861	2,258,977
Industrial & Commercial Bank of China Ltd.,
Class A	10,754,800	8,035,841
Industrial & Commercial Bank of China Ltd.,
Class H	185,631,000	105,166,926
Industrial Bank Co. Ltd., Class A	3,511,410	8,645,509
Ping An Bank Co. Ltd., Class A	3,226,455	4,930,171
Postal Savings Bank of China Co. Ltd., Class A	5,010,600	3,466,439
Postal Savings Bank of China Co. Ltd., Class H(b)	22,562,000	12,771,037
Shanghai Pudong Development Bank Co. Ltd.,
Class A	5,152,024	5,914,324
Shanghai Rural Commercial Bank Co. Ltd.	1,723,300	1,872,628
		652,055,115
Beverages — 2.8%
Anhui Gujing Distillery Co. Ltd., Class A	75,196	2,589,758
Anhui Gujing Distillery Co. Ltd., Class B	257,980	4,008,089
Anhui Kouzi Distillery Co. Ltd., Class A	122,800	709,980
Anhui Yingjia Distillery Co. Ltd., Class A	129,500	1,237,588
Beijing Yanjing Brewery Co. Ltd., Class A	386,800	497,383
China Resources Beer Holdings Co. Ltd.	4,611,000	18,556,529
Chongqing Brewery Co. Ltd., Class A	64,400	611,121
Eastroc Beverage Group Co. Ltd.	65,200	1,920,106
Jiangsu King’s Luck Brewery JSC Ltd., Class A	257,603	1,880,830
Jiangsu Yanghe Distillery Co. Ltd., Class A	257,676	3,307,115
Kweichow Moutai Co. Ltd., Class A	211,255	47,923,492
Luzhou Laojiao Co. Ltd., Class A	257,600	6,180,746
Nongfu Spring Co. Ltd., Class H(b)	5,796,000	30,861,240
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A	208,086	6,906,894
Shede Spirits Co. Ltd.	65,200	646,787
Sichuan Swellfun Co. Ltd., Class A	86,152	536,080
Tsingtao Brewery Co. Ltd., Class A	128,863	1,377,947
Tsingtao Brewery Co. Ltd., Class H	1,856,000	13,166,514
Wuliangye Yibin Co. Ltd., Class A	647,277	13,029,896
		155,948,095
Biotechnology — 1.2%
Akeso Inc.(a)(b)	1,655,000	9,344,693
BeiGene Ltd.(a)	1,950,570	22,294,413
Beijing Tiantan Biological Products Corp. Ltd.,
Class A	258,019	1,007,837
Beijing Wantai Biological Pharmacy Enterprise Co.
Ltd., Class A	150,345	1,409,724
Bloomage Biotechnology Corp. Ltd.	79,900	644,740

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Chongqing Zhifei Biological Products Co. Ltd.,
Class A	429,160	$1,938,260
Hualan Biological Engineering Inc., Class A	363,872	909,980
Imeik Technology Development Co. Ltd., Class A	53,121	1,471,139
Innovent Biologics Inc.(a)(b)	3,548,000	16,057,809
Legend Biotech Corp., ADR(a)(c)	206,798	8,273,988
Shanghai RAAS Blood Products Co. Ltd., Class A	901,600	881,306
Shenzhen Kangtai Biological Products Co. Ltd.,
Class A	141,588	355,160
Walvax Biotechnology Co. Ltd., Class A	257,697	473,849
		65,062,898
Broadline Retail — 14.4%
Alibaba Group Holding Ltd.	44,500,468	434,526,391
JD.com Inc.	6,646,396	98,523,055
MINISO Group Holding Ltd.(c)	1,030,812	5,818,926
PDD Holdings Inc., ADR(a)	1,707,077	255,685,993
Vipshop Holdings Ltd., ADR	1,059,696	17,029,315
Zhejiang China Commodities City Group Co. Ltd.,
Class A	912,800	990,606
		812,574,286
Building Products — 0.0%
Beijing New Building Materials PLC, Class A	322,070	1,431,150
Zhejiang Weixing New Building Materials Co. Ltd.,
Class A	295,700	691,474
		2,122,624
Capital Markets — 1.4%
BOC International China Co. Ltd., Class A	521,600	703,449
Caitong Securities Co. Ltd., Class A	901,600	896,927
Changjiang Securities Co. Ltd., Class A	1,159,236	881,906
China Galaxy Securities Co. Ltd., Class A	1,115,400	1,768,977
China Galaxy Securities Co. Ltd., Class H	10,329,000	5,577,461
China Great Wall Securities Co. Ltd., Class A	263,000	262,444
China International Capital Corp. Ltd., Class A	387,202	1,683,147
China International Capital Corp. Ltd., Class H(b)	4,262,800	5,088,736
China Merchants Securities Co. Ltd., Class A	1,416,868	2,769,601
CITIC Securities Co. Ltd., Class A	1,997,831	5,128,338
CITIC Securities Co. Ltd., Class H	4,566,800	7,111,831
CSC Financial Co. Ltd., Class A	772,899	2,250,828
Dongxing Securities Co. Ltd., Class A	708,411	816,790
East Money Information Co. Ltd., Class A	2,625,451	4,482,261
Everbright Securities Co. Ltd., Class A	708,499	1,540,336
First Capital Securities Co. Ltd., Class A	837,289	622,534
Founder Securities Co. Ltd., Class A	1,503,600	1,708,868
GF Securities Co. Ltd., Class A	933,399	1,653,567
GF Securities Co. Ltd., Class H	2,971,000	2,695,408
Guangzhou Yuexiu Financial Holdings Group Co.
Ltd., Class A	603,900	460,671
Guolian Securities Co. Ltd., Class A(a)	437,800	657,514
Guosen Securities Co. Ltd., Class A	1,288,033	1,585,789
Guotai Junan Securities Co. Ltd., Class A	1,340,559	2,573,833
Guoyuan Securities Co. Ltd., Class A	838,170	740,878
Haitong Securities Co. Ltd., Class A	1,867,659	2,133,994
Haitong Securities Co. Ltd., Class H	6,955,200	3,426,405
Hithink RoyalFlush Information Network Co. Ltd.,
Class A	96,187	1,544,182
Huatai Securities Co. Ltd., Class A	1,352,493	2,530,004
Huatai Securities Co. Ltd., Class H(b)	3,426,600	3,910,141
Industrial Securities Co. Ltd., Class A	1,690,192	1,248,375
Nanjing Securities Co. Ltd., Class A	134,200	147,325
Orient Securities Co. Ltd., Class A	1,213,321	1,351,449
SDIC Capital Co. Ltd., Class A	1,224,400	1,036,889
Security	Shares	Value

Capital Markets (continued)
Shenwan Hongyuan Group Co. Ltd., Class A	4,294,979	$2,690,468
Sinolink Securities Co. Ltd., Class A	257,600	291,114
SooChow Securities Co. Ltd., Class A	939,035	833,952
Southwest Securities Co. Ltd., Class A	1,238,800	656,339
Tianfeng Securities Co. Ltd., Class A(a)	335,500	129,991
Western Securities Co. Ltd., Class A	901,630	841,651
Zheshang Securities Co. Ltd., Class A	644,000	973,601
Zhongtai Securities Co. Ltd.	1,288,000	1,109,929
		78,517,903
Chemicals — 0.9%
Cathay Biotech Inc.	128,800	862,986
CNGR Advanced Material Co. Ltd.	181,406	883,851
Ganfeng Lithium Group Co. Ltd., Class A	302,941	1,401,733
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	1,141,400	3,166,956
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A	322,800	867,768
Hangzhou Oxygen Plant Group Co. Ltd., Class A	131,500	452,840
Haohua Chemical Science & Technology Co.
Ltd., NVS	128,800	536,679
Hengli Petrochemical Co. Ltd., Class A	1,352,410	2,669,997
Hengyi Petrochemical Co. Ltd., Class A(a)	644,076	635,565
Hoshine Silicon Industry Co. Ltd., Class A	128,800	936,385
Huafon Chemical Co. Ltd., Class A	1,008,400	1,047,767
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd., Class A	1,726,970	1,038,571
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	536,743	538,788
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,160,900	1,428,989
Jiangsu Yangnong Chemical Co. Ltd., Class A	76,460	631,432
Jiangsu Yoke Technology Co. Ltd., Class A	64,400	527,398
LB Group Co. Ltd., Class A	450,800	1,298,730
Meihua Holdings Group Co. Ltd.	469,700	709,378
Ningbo Shanshan Co. Ltd.	377,391	550,720
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,394,300	3,151,886
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	966,000	2,299,975
Rongsheng Petrochemical Co. Ltd., Class A	1,803,692	2,489,423
Satellite Chemical Co. Ltd., Class A	644,443	1,616,200
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A	386,400	1,527,724
Shanghai Putailai New Energy Technology Co. Ltd.,
Class A	386,740	868,912
Shenzhen Capchem Technology Co. Ltd.	113,520	490,154
Sichuan Hebang Biotechnology Co. Ltd., Class A	335,500	91,003
Sinoma Science & Technology Co. Ltd., Class A	193,200	398,638
Sunresin New Materials Co. Ltd., NVS	64,400	428,778
Tianqi Lithium Corp., Class A	257,600	1,279,068
Tongkun Group Co. Ltd., Class A(a)	515,264	1,069,552
Wanhua Chemical Group Co. Ltd., Class A	515,273	6,205,158
Weihai Guangwei Composites Co. Ltd., Class A	146,160	523,783
Yunnan Energy New Material Co. Ltd., Class A	179,604	977,875
Yunnan Yuntianhua Co. Ltd.	265,700	758,572
Zangge Mining Co. Ltd.	322,000	1,158,875
Zhejiang Juhua Co. Ltd., Class A	451,572	1,478,118
Zhejiang Longsheng Group Co. Ltd., Class A	391,800	477,015
Zhejiang NHU Co. Ltd., Class A	644,031	1,681,874
		49,159,116
Commercial Services & Supplies — 0.0%
Shanghai M&G Stationery Inc., Class A	131,500	644,131
Zhejiang Weiming Environment Protection Co. Ltd.,
Class A	387,100	1,153,579
		1,797,710

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 0.4%
BYD Electronic International Co. Ltd.	2,260,500	$9,819,511
Guangzhou Haige Communications Group Inc. Co.,
Class A	515,284	768,805
Hengtong Optic-Electric Co. Ltd., Class A	451,500	930,130
Suzhou TFC Optical Communication Co. Ltd.	91,280	1,107,356
Yealink Network Technology Corp. Ltd., Class A	217,131	1,106,859
Zhongji Innolight Co. Ltd., Class A	128,877	2,773,875
ZTE Corp., Class A	673,264	2,494,239
ZTE Corp., Class H(a)	2,060,840	4,254,358
		23,255,133
Construction & Engineering — 0.7%
China Communications Services Corp. Ltd.,
Class H	7,742,800	3,724,637
China Energy Engineering Corp. Ltd.	5,971,000	1,799,900
China National Chemical Engineering Co. Ltd.,
Class A	1,094,895	1,235,302
China Railway Group Ltd., Class A	3,608,498	3,271,130
China Railway Group Ltd., Class H	11,600,000	6,250,312
China State Construction Engineering Corp. Ltd.,
Class A	7,019,598	5,440,739
China State Construction International Holdings Ltd.	6,440,000	8,526,593
CSSC Science & Technology Co. Ltd.	257,600	547,487
Metallurgical Corp. of China Ltd., Class A	3,091,200	1,388,248
Power Construction Corp. of China Ltd., Class A	3,155,697	2,325,305
Shanghai Construction Group Co. Ltd., Class A	450,800	144,581
Sichuan Road & Bridge Group Co. Ltd., Class A	1,322,160	1,430,464
Sinoma International Engineering Co.	386,400	676,542
		36,761,240
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A	740,191	2,446,883
Anhui Conch Cement Co. Ltd., Class H	3,542,000	8,768,702
Beijing Oriental Yuhong Waterproof Technology Co.
Ltd., Class A	198,600	402,904
China Jushi Co. Ltd., Class A	708,405	1,116,248
China National Building Material Co. Ltd., Class H	12,880,000	5,171,701
		17,906,438
Consumer Finance — 0.1%
Qifu Technology Inc.	345,184	6,668,955

Consumer Staples Distribution & Retail — 0.3%
Alibaba Health Information Technology Ltd.(a)(c)	16,748,000	7,059,336
DaShenLin Pharmaceutical Group Co. Ltd., Class A	193,586	534,935
East Buy Holding Ltd.(a)(b)	18,915	44,538
JD Health International Inc.(a)(b)	3,148,950	10,590,715
Yifeng Pharmacy Chain Co. Ltd., Class A	193,972	1,203,078
		19,432,602
Containers & Packaging — 0.0%
Shenzhen YUTO Packaging Technology Co. Ltd.	195,540	671,452

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,094,803	722,919

Diversified Consumer Services — 0.9%
New Oriental Education & Technology Group Inc.(a)	4,250,490	33,885,953
TAL Education Group, ADR(a)	1,257,391	14,283,962
		48,169,915
Diversified Telecommunication Services — 0.3%
China Tower Corp. Ltd., Class H(b)	126,260,000	14,908,945

Electrical Equipment — 0.8%
China XD Electric Co. Ltd., NVS	738,100	689,193
Security	Shares	Value

Electrical Equipment (continued)
Contemporary Amperex Technology Co. Ltd.,
Class A	751,619	$20,408,035
Dongfang Electric Corp. Ltd., Class A	515,200	1,303,793
Eve Energy Co. Ltd., Class A	330,436	1,784,388
Ginlong Technologies Co. Ltd., Class A	31,600	250,538
Goldwind Science & Technology Co Ltd., Class A	710,520	762,594
Gongniu Group Co. Ltd.	67,020	1,115,040
Gotion High-tech Co. Ltd., Class A(a)	359,892	1,006,898
Jiangsu Zhongtian Technology Co. Ltd., Class A	579,600	1,201,226
NARI Technology Co. Ltd., Class A	1,417,454	4,385,371
Ningbo Orient Wires & Cables Co. Ltd.(a)	129,431	856,716
Ningbo Sanxing Medical Electric Co. Ltd.	193,200	903,385
Shanghai Electric Group Co. Ltd., Class A(a)	2,576,000	1,493,509
Shanghai Moons’ Electric Co. Ltd.	65,200	440,364
Sieyuan Electric Co.Ltd.	128,800	1,249,713
Sungrow Power Supply Co. Ltd., Class A	281,000	3,817,411
Sunwoda Electronic Co. Ltd., Class A	322,008	686,938
TBEA Co. Ltd., Class A	1,017,124	2,089,975
Zhejiang Chint Electrics Co. Ltd., Class A	386,421	1,135,555
		45,580,642
Electronic Equipment, Instruments & Components — 1.1%
AAC Technologies Holdings Inc.	1,932,000	5,966,665
Accelink Technologies Co. Ltd., Class A	128,800	585,060
Avary Holding Shenzhen Co. Ltd., Class A	364,600	1,504,040
BOE Technology Group Co. Ltd., Class A	6,955,200	3,908,207
Chaozhou Three-Circle Group Co. Ltd., Class A	376,177	1,508,501
China Railway Signal & Communication Corp. Ltd.,
Class A	1,057,400	798,912
China Zhenhua Group Science & Technology Co.
Ltd., Class A	55,900	347,643
Eoptolink Technology Inc. Ltd.	128,800	1,534,423
Everdisplay Optronics Shanghai Co. Ltd.(a)	1,207,800	344,141
Foxconn Industrial Internet Co. Ltd., Class A	2,254,086	7,089,117
GoerTek Inc., Class A	579,600	1,375,558
Guangzhou Shiyuan Electronic Technology Co. Ltd.,
Class A	128,819	580,767
Hengdian Group DMEGC Magnetics Co. Ltd.	304,100	580,856
Huagong Tech Co. Ltd., Class A	131,200	541,419
Lens Technology Co. Ltd., Class A	966,042	2,035,361
Lingyi iTech Guangdong Co., Class A	1,288,213	875,486
Luxshare Precision Industry Co. Ltd., Class A	1,223,841	5,360,686
Maxscend Microelectronics Co. Ltd., Class A	89,452	1,073,230
OFILM Group Co. Ltd., Class A(a)	469,700	523,046
Shengyi Technology Co. Ltd., Class A	450,800	1,226,872
Shennan Circuits Co. Ltd., Class A	82,024	1,017,363
Sunny Optical Technology Group Co. Ltd.	1,997,500	11,028,089
SUPCON Technology Co. Ltd.	136,985	805,402
Suzhou Dongshan Precision Manufacturing Co. Ltd.,
Class A	322,000	696,650
TCL Technology Group Corp., Class A(a)	3,542,260	2,087,093
Unisplendour Corp. Ltd., Class A(a)	487,927	1,475,008
Universal Scientific Industrial Shanghai Co. Ltd.,
Class A	257,600	538,610
Wingtech Technology Co. Ltd., Class A(a)	193,200	812,128
Wuhan Guide Infrared Co. Ltd., Class A	825,964	745,807
WUS Printed Circuit Kunshan Co. Ltd., Class A	323,618	1,397,466
Xiamen Faratronic Co. Ltd.	65,100	762,033
Zhejiang Dahua Technology Co. Ltd., Class A	582,800	1,316,692
		60,442,331
Energy Equipment & Services — 0.2%
China Oilfield Services Ltd., Class H	5,744,000	6,138,938

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
CNOOC Energy Technology & Services Ltd.	966,000	$555,807
Offshore Oil Engineering Co. Ltd., Class A	871,398	737,346
Yantai Jereh Oilfield Services Group Co. Ltd.,
Class A	193,292	931,220
		8,363,311
Entertainment — 2.9%
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A	386,400	772,559
Beijing Enlight Media Co. Ltd., Class A	484,900	606,328
Bilibili Inc.(a)	650,245	9,401,403
China Film Co. Ltd., Class A(a)	327,600	518,664
China Ruyi Holdings Ltd.(a)(c)	18,036,000	4,945,610
iQIYI Inc., ADR(a)	1,338,876	6,198,996
Kingnet Network Co. Ltd.	335,500	501,958
Kingsoft Corp. Ltd.	2,707,000	8,690,332
Kunlun Tech Co. Ltd., Class A(a)	195,600	939,524
Mango Excellent Media Co. Ltd., Class A	322,080	1,025,545
NetEase Inc.	5,547,460	98,654,737
Tencent Music Entertainment Group, ADR	2,147,958	31,037,993
Wanda Film Holding Co. Ltd., Class A(a)	327,400	592,180
Zhejiang Century Huatong Group Co. Ltd.,
Class A(a)	1,288,098	710,990
		164,596,819
Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	1,481,282	587,437
Far East Horizon Ltd.(c)	5,608,000	4,503,381
		5,090,818
Food Products — 1.1%
Angel Yeast Co. Ltd., Class A	193,211	812,323
Anjoy Foods Group Co. Ltd., Class A	65,000	812,828
China Feihe Ltd.(b)	10,334,000	5,128,734
China Mengniu Dairy Co. Ltd.	8,771,000	16,174,010
Foshan Haitian Flavouring & Food Co. Ltd., Class A	772,945	3,805,817
Guangdong Haid Group Co. Ltd., Class A	291,697	2,031,549
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	196,400	691,200
Heilongjiang Agriculture Co. Ltd., Class A	193,200	345,185
Henan Shuanghui Investment & Development Co.
Ltd., Class A	651,708	2,271,398
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A	1,030,423	4,019,134
Jonjee Hi-Tech Industrial & Commercial Holding Co.
Ltd., Class A	128,800	468,402
Muyuan Foods Co. Ltd., Class A	957,468	6,208,474
New Hope Liuhe Co. Ltd., Class A(a)	837,299	1,153,022
Tingyi Cayman Islands Holding Corp.	5,152,000	6,293,751
Want Want China Holdings Ltd.	13,525,000	8,145,715
Wens Foodstuffs Group Co. Ltd., Class A	1,159,216	3,416,264
Yihai Kerry Arawana Holdings Co. Ltd., Class A	310,177	1,283,431
		63,061,237
Gas Utilities — 1.0%
Beijing Enterprises Holdings Ltd.	1,288,000	4,540,204
China Gas Holdings Ltd.	7,613,600	7,207,790
China Resources Gas Group Ltd.	2,588,400	9,006,106
ENN Energy Holdings Ltd.	2,256,200	20,842,815
ENN Natural Gas Co. Ltd., Class A	501,800	1,257,128
Kunlun Energy Co. Ltd.	11,614,000	12,112,763
		54,966,806
Ground Transportation — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A	7,985,600	5,567,635
Security	Shares	Value

Ground Transportation (continued)
Daqin Railway Co. Ltd., Class A	2,819,700	$2,744,054
		8,311,689
Health Care Equipment & Supplies — 0.3%
Autobio Diagnostics Co. Ltd., Class A	119,500	844,452
Jiangsu Yuyue Medical Equipment & Supply Co.
Ltd., Class A	212,300	1,136,859
Lepu Medical Technology Beijing Co. Ltd., Class A	380,351	862,281
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H	6,884,400	4,014,228
Shanghai United Imaging Healthcare Co. Ltd., NVS	147,315	2,592,316
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A	206,195	8,230,016
Shenzhen New Industries Biomedical Engineering
Co. Ltd., Class A	129,500	1,349,581
		19,029,733
Health Care Providers & Services — 0.5%
Aier Eye Hospital Group Co. Ltd., Class A	1,534,810	2,557,493
China National Medicines Corp. Ltd., Class A	128,800	602,823
Guangzhou Baiyunshan Pharmaceutical Holdings
Co. Ltd., Class A	257,695	1,113,625
Guangzhou Kingmed Diagnostics Group Co. Ltd.,
Class A	98,594	456,544
Huadong Medicine Co. Ltd., Class A	322,080	1,399,523
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	1,030,400	4,323,017
Jointown Pharmaceutical Group Co. Ltd., Class A	528,640	539,025
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A	569,997	1,423,816
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H	1,867,600	2,772,793
Sinopharm Group Co. Ltd., Class H	3,868,400	10,527,175
		25,715,834
Hotels, Restaurants & Leisure — 6.5%
H World Group Ltd., ADR	586,702	21,842,915
Haidilao International Holding Ltd.(b)(c)	4,508,000	10,060,085
Meituan, Class B(a)(b)	14,510,040	197,716,367
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A	193,200	747,003
Songcheng Performance Development Co. Ltd.,
Class A	450,877	633,715
Tongcheng Travel Holdings Ltd.(a)	3,609,600	8,264,429
TravelSky Technology Ltd., Class H	2,576,000	3,393,083
Trip.com Group Ltd.(a)	1,573,684	80,429,491
Yum China Holdings Inc.	1,124,061	40,196,421
		363,283,509
Household Durables — 0.9%
Beijing Roborock Technology Co. Ltd., Class A	33,695	1,933,419
Ecovacs Robotics Co. Ltd., Class A	129,200	888,727
Gree Electric Appliances Inc. of Zhuhai, Class A	440,329	2,463,326
Haier Smart Home Co. Ltd., Class A	1,159,246	4,716,530
Haier Smart Home Co. Ltd., Class A	6,826,400	24,800,252
Hang Zhou Great Star Industrial Co. Ltd., Class A	198,600	695,041
Hangzhou Robam Appliances Co. Ltd., Class A	128,800	426,916
Hisense Home Appliances Group Co. Ltd.	322,000	1,802,604
Hisense Kelon Electrical Holdings Co. Ltd., Class H	673,136	3,055,640
Hisense Visual Technology Co. Ltd.	198,600	747,752
Jason Furniture Hangzhou Co. Ltd., Class A	193,550	953,959
Midea Group Co. Ltd., Class A	602,100	5,362,625
Oppein Home Group Inc., Class A	64,420	602,978
Sichuan Changhong Electric Co. Ltd.	872,300	592,841
Zhejiang Supor Co. Ltd., Class A	64,496	471,142
		49,513,752

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 1.6%
CGN Power Co. Ltd.	1,481,400	$854,269
CGN Power Co. Ltd., Class H(b)	31,627,000	12,119,481
China Longyuan Power Group Corp. Ltd., Class H	8,900,000	8,132,288
China National Nuclear Power Co. Ltd., Class A	3,284,476	4,330,375
China Power International Development Ltd.	13,855,000	6,522,345
China Resources Power Holdings Co. Ltd.	5,488,599	15,560,557
China Three Gorges Renewables Group Co. Ltd.,
Class A	5,069,626	3,259,897
China Yangtze Power Co. Ltd., Class A	4,189,241	15,344,424
Datang International Power Generation Co. Ltd.	2,216,800	925,914
GD Power Development Co. Ltd., Class A	3,155,600	2,332,442
Huadian Power International Corp. Ltd., Class A	1,529,000	1,390,311
Huaneng Power International Inc., Class A(a)	1,288,252	1,588,837
Huaneng Power International Inc., Class H(a)	12,884,000	8,545,677
SDIC Power Holdings Co. Ltd., Class A	1,369,200	3,339,650
Shanghai Electric Power Co. Ltd., Class A	134,200	185,664
Shenergy Co. Ltd., Class A	805,138	968,992
Shenzhen Energy Group Co. Ltd., Class A	901,680	903,565
Sichuan Chuantou Energy Co. Ltd., Class A	873,762	2,166,094
Wintime Energy Group Co. Ltd., NVS(a)	2,550,000	445,883
Zhejiang Zheneng Electric Power Co. Ltd.,
Class A(a)	2,023,600	1,866,250
		90,782,915
Industrial Conglomerates — 0.4%
China Baoan Group Co. Ltd., Class A	322,000	438,795
CITIC Ltd.	16,755,000	16,991,938
Fosun International Ltd.	6,626,500	3,722,384
		21,153,117
Insurance — 3.8%
China Life Insurance Co. Ltd., Class A	450,805	1,944,995
China Life Insurance Co. Ltd., Class H	21,313,000	30,373,213
China Pacific Insurance Group Co. Ltd., Class A	1,159,247	4,592,207
China Pacific Insurance Group Co. Ltd., Class H	7,485,200	19,624,331
China Taiping Insurance Holdings Co. Ltd.	4,018,524	4,359,061
New China Life Insurance Co. Ltd., Class A	423,076	1,898,515
New China Life Insurance Co. Ltd., Class H	2,310,600	4,743,539
People’s Insurance Co. Group of China Ltd. (The),
Class A	1,711,500	1,249,530
People’s Insurance Co. Group of China Ltd. (The),
Class H	24,483,000	8,532,784
PICC Property & Casualty Co. Ltd., Class H	20,110,462	26,207,329
Ping An Insurance Group Co. of China Ltd., Class A	1,803,243	10,696,181
Ping An Insurance Group Co. of China Ltd., Class H	19,331,000	98,322,574
		212,544,259
Interactive Media & Services — 18.2%
Autohome Inc., ADR	192,852	5,476,997
Baidu Inc.(a)	6,505,256	78,830,669
Kanzhun Ltd., ADR	750,266	15,943,152
Kuaishou Technology(a)(b)	6,633,700	47,368,423
Tencent Holdings Ltd.	18,899,300	876,805,824
		1,024,425,065
IT Services — 0.0%
Isoftstone Information Technology Group Co.
Ltd., NVS(a)	193,200	1,061,411
Range Intelligent Computing Technology Group
Co. Ltd.	193,200	682,658
		1,744,069
Life Sciences Tools & Services — 0.5%
Genscript Biotech Corp.(a)(c)	3,692,000	4,746,782
Hangzhou Tigermed Consulting Co. Ltd., Class A	64,437	478,916
MGI Tech Co. Ltd., NVS	44,823	308,906
Security	Shares	Value

Life Sciences Tools & Services (continued)
Pharmaron Beijing Co. Ltd., Class A	236,625	$672,602
WuXi AppTec Co. Ltd., Class A	468,517	2,706,771
WuXi AppTec Co. Ltd., Class H(b)	966,081	4,218,769
Wuxi Biologics Cayman Inc.(a)(b)	10,948,000	15,707,503
		28,840,249
Machinery — 1.1%
China CSSC Holdings Ltd., Class A	772,800	3,953,419
CRRC Corp. Ltd., Class A	3,874,510	3,719,881
CRRC Corp. Ltd., Class H	12,675,000	7,603,274
FAW Jiefang Group Co. Ltd., Class A(a)	322,000	372,987
Haitian International Holdings Ltd.	1,932,000	5,925,795
Jiangsu Hengli Hydraulic Co. Ltd., Class A	210,956	1,439,568
Ningbo Deye Technology Co. Ltd., NVS.	90,468	841,086
Sany Heavy Industry Co. Ltd., Class A	1,397,993	3,112,147
Shandong Himile Mechanical Science & Technology
Co. Ltd.	131,500	698,511
Shenzhen Inovance Technology Co. Ltd., Class A	257,630	2,053,553
Sinotruk Hong Kong Ltd.	1,865,500	4,338,642
Tian Di Science & Technology Co. Ltd., Class A	515,200	502,088
Weichai Power Co. Ltd., Class A	966,068	2,117,351
Weichai Power Co. Ltd., Class H	5,807,000	10,431,283
XCMG Construction Machinery Co. Ltd., Class A	2,146,399	2,143,790
Yutong Bus Co. Ltd., Class A	402,600	1,351,996
Zhejiang Dingli Machinery Co. Ltd., Class A	81,709	715,293
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A	326,000	1,033,708
Zhuzhou CRRC Times Electric Co. Ltd., NVS	35,892	237,436
Zhuzhou CRRC Times Electric Co. Ltd.	1,549,200	6,067,135
Zoomlion Heavy Industry Science and Technology
Co. Ltd., Class A	1,288,016	1,424,723
		60,083,666
Marine Transportation — 0.5%
COSCO Shipping Holdings Co. Ltd., Class A	2,110,870	4,369,982
COSCO Shipping Holdings Co. Ltd., Class H	8,388,600	14,047,133
Orient Overseas International Ltd.	433,000	7,354,269
		25,771,384
Media — 0.1%
China Literature Ltd.(a)(b)(c)	1,161,400	3,921,633
Focus Media Information Technology Co. Ltd.,
Class A	2,704,838	2,358,037
Jiangsu Phoenix Publishing & Media Corp. Ltd.	386,400	571,289
Oriental Pearl Group Co. Ltd., Class A	257,600	231,897
People.cn Co. Ltd.	193,200	585,942
		7,668,798
Metals & Mining — 2.5%
Aluminum Corp. of China Ltd., Class A	2,125,200	2,394,758
Aluminum Corp. of China Ltd., Class H	11,592,000	8,671,240
Baoshan Iron & Steel Co. Ltd., Class A	3,852,293	3,658,530
Chifeng Jilong Gold Mining Co. Ltd., Class A	265,700	641,320
China Hongqiao Group Ltd.(c)	8,066,000	13,354,327
China Northern Rare Earth Group High-Tech Co.
Ltd., Class A	644,000	1,678,171
China Rare Earth Resources & Technology Co. Ltd.,
Class A	174,250	657,426
Citic Pacific Special Steel Group Co. Ltd.	450,800	936,361
CMOC Group Ltd., Class A	2,962,400	3,404,982
CMOC Group Ltd., Class H	10,878,000	10,064,037
GEM Co. Ltd., Class A	708,400	639,665
Guangdong HEC Technology Holding Co. Ltd.,
Class A(a)	386,352	445,122

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Henan Shenhuo Coal Industry & Electricity Power
Co. Ltd.	451,500	$1,437,130
Huaibei Mining Holdings Co. Ltd.	469,700	1,274,964
Hunan Valin Steel Co. Ltd., Class A	1,136,700	826,132
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A(a)	8,951,692	1,899,321
JCHX Mining Management Co. Ltd.	64,400	504,126
Jiangxi Copper Co. Ltd., Class A	375,600	1,318,554
Jiangxi Copper Co. Ltd., Class H	3,220,000	6,965,732
Jinduicheng Molybdenum Co. Ltd., Class A	652,000	1,046,241
MMG Ltd.(a)	7,728,000	3,774,866
Nanjing Iron & Steel Co. Ltd., Class A	708,400	501,201
Pangang Group Vanadium Titanium & Resources
Co. Ltd., Class A(a)	1,657,800	670,591
Shandong Gold Mining Co. Ltd., Class A	579,691	2,302,578
Shandong Gold Mining Co. Ltd., Class H(b)	2,181,500	4,692,334
Shandong Nanshan Aluminum Co. Ltd., Class A	2,576,000	1,366,102
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,030,606	788,606
Shanxi Taigang Stainless Steel Co. Ltd., Class A(a)	1,436,800	747,829
Sinomine Resource Group Co. Ltd., Class A	146,720	624,123
Tianshan Aluminum Group Co. Ltd., Class A	837,200	987,510
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,335,000	1,273,400
Western Mining Co. Ltd., Class A	402,600	1,032,040
Western Superconducting Technologies Co. Ltd.,
Class A	156,564	920,898
Xiamen Tungsten Co. Ltd., Class A	193,200	506,268
Yintai Gold Co. Ltd., Class A	515,900	1,378,698
YongXing Special Materials Technology Co. Ltd.,
Class A	90,440	535,586
Yunnan Aluminium Co. Ltd., Class A	528,700	1,051,666
Yunnan Chihong Zinc&Germanium Co. Ltd.	1,047,200	829,236
Yunnan Tin Co. Ltd., Class A	128,800	297,849
Zhaojin Mining Industry Co. Ltd., Class H	4,435,500	7,832,455
Zhejiang Huayou Cobalt Co. Ltd., Class A	295,206	1,171,584
Zhongjin Gold Corp. Ltd., Class A	914,400	1,817,789
Zijin Mining Group Co. Ltd., Class A	3,671,317	8,815,062
Zijin Mining Group Co. Ltd., Class H	15,236,000	32,359,967
		138,096,377
Oil, Gas & Consumable Fuels — 3.9%
China Coal Energy Co. Ltd., Class H	5,798,000	7,313,410
China Merchants Energy Shipping Co. Ltd., Class A	1,379,400	1,685,101
China Petroleum & Chemical Corp., Class A	5,281,088	4,689,845
China Petroleum & Chemical Corp., Class H	69,553,000	44,308,616
China Shenhua Energy Co. Ltd., Class A	1,159,352	6,753,337
China Shenhua Energy Co. Ltd., Class H	9,665,500	46,957,549
COSCO Shipping Energy Transportation Co. Ltd.,
Class A	515,200	1,249,546
COSCO Shipping Energy Transportation Co. Ltd.,
Class H	3,864,000	5,459,860
Guanghui Energy Co. Ltd., Class A	1,159,345	1,279,667
Inner Mongolia Dian Tou Energy Corp. Ltd.	386,400	1,210,010
Inner Mongolia Yitai Coal Co. Ltd., Class B.	3,077,400	5,658,972
Jizhong Energy Resources Co. Ltd.	590,400	660,764
PetroChina Co. Ltd., Class A	3,651,892	5,111,357
PetroChina Co. Ltd., Class H	59,270,000	60,772,986
Pingdingshan Tianan Coal Mining Co. Ltd.	386,400	690,370
Shaanxi Coal Industry Co. Ltd., Class A	1,674,589	6,000,399
Shan Xi Hua Yang Group New Energy Co. Ltd.	644,400	973,812
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,030,400	1,564,653
Shanxi Lu’an Environmental Energy Development
Co. Ltd., Class A	515,200	1,608,382
Yankuang Energy Group Co. Ltd., Class A	837,204	2,902,612
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Yankuang Energy Group Co. Ltd., Class H(c)	6,095,000	$15,233,862
		222,085,110
Paper & Forest Products — 0.0%
Shandong Sun Paper Industry JSC Ltd., Class A	386,400	802,064

Passenger Airlines — 0.2%
Air China Ltd., Class A(a)	1,867,614	1,919,116
China Eastern Airlines Corp. Ltd., Class A(a)	3,155,696	1,715,689
China Southern Airlines Co. Ltd., Class A(a)	1,996,434	1,615,229
Hainan Airlines Holding Co. Ltd., Class A(a)	7,802,322	1,461,484
Juneyao Airlines Co. Ltd., Class A	386,400	659,281
Spring Airlines Co. Ltd., Class A(a)	195,600	1,511,749
		8,882,548
Personal Care Products — 0.2%
By-health Co. Ltd., Class A	198,600	413,065
Giant Biogene Holding Co. Ltd.(a)(b)	901,600	5,722,495
Hengan International Group Co. Ltd.	1,932,000	6,744,271
Yunnan Botanee Bio-Technology Group Co. Ltd.	64,479	473,484
		13,353,315
Pharmaceuticals — 1.2%
Asymchem Laboratories Tianjin Co. Ltd., Class A	52,220	550,492
Beijing Tongrentang Co. Ltd., Class A	258,288	1,584,425
Changchun High-Tech Industry Group Co. Ltd.,
Class A	74,296	1,072,339
China Medical System Holdings Ltd.	3,571	3,023
China Resources Pharmaceutical Group Ltd.(b)	5,078,000	3,766,433
China Resources Sanjiu Medical & Pharmaceutical
Co. Ltd., Class A	193,217	1,616,980
CSPC Innovation Pharmaceutical Co. Ltd.	279,760	1,203,187
CSPC Pharmaceutical Group Ltd.	24,494,400	20,824,406
Dong-E-E-Jiao Co. Ltd., Class A	129,179	1,204,427
Hansoh Pharmaceutical Group Co. Ltd.(b)	3,412,000	7,017,398
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	128,800	675,301
Humanwell Healthcare Group Co. Ltd., Class A	322,300	856,470
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,094,880	6,380,737
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	195,600	641,923
Joincare Pharmaceutical Group Industry Co. Ltd.,
Class A	358,562	614,970
Livzon Pharmaceutical Group Inc., Class A	64,400	343,058
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A	386,484	1,232,258
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A	182,831	689,018
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A	284,142	710,159
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	257,665	1,133,977
Sino Biopharmaceutical Ltd.	28,982,000	10,575,843
Yunnan Baiyao Group Co. Ltd., Class A	284,942	2,072,876
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A	129,509	4,042,730
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	257,999	615,266
		69,427,696
Real Estate Management & Development — 2.1%
C&D International Investment Group Ltd.(c)	1,933,000	3,909,666
China Merchants Shekou Industrial Zone Holdings
Co. Ltd., Class A	1,561,233	2,071,323
China Overseas Land & Investment Ltd.	10,631,500	20,147,289
China Resources Land Ltd.	9,034,665	32,969,813
China Resources Mixc Lifestyle Services Ltd.(b)	1,933,600	6,760,098
China Vanke Co. Ltd., Class A	1,803,928	2,046,817
China Vanke Co. Ltd., Class H(c)	6,099,531	4,208,555

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Country Garden Holdings Co. Ltd.(a)(c)(d)	32,670,727	$1,924,842
Hainan Airport Infrastructure Co. Ltd., NVS(a)	2,344,000	1,103,628
KE Holdings Inc., ADR	1,871,886	31,765,905
Longfor Group Holdings Ltd.(b)	5,712,500	9,063,937
Poly Developments and Holdings Group Co. Ltd.,
Class A	2,060,875	2,896,341
Shanghai Lingang Holdings Corp. Ltd., Class A	257,600	381,175
Shanghai Zhangjiang High-Tech Park Development
Co. Ltd., Class A	257,600	713,027
Youngor Fashion Co. Ltd., Class A	724,600	793,017
		120,755,433
Semiconductors & Semiconductor Equipment — 1.3%
ACM Research Shanghai Inc.	40,572	423,987
Advanced Micro-Fabrication Equipment Inc./China,
Class A	128,988	2,309,841
Amlogic Shanghai Co. Ltd.	105,853	847,156
Cambricon Technologies Corp. Ltd.(a)	73,434	1,759,084
China Resources Microelectronics Ltd.	258,212	1,355,237
Flat Glass Group Co. Ltd., Class A	257,600	875,660
Flat Glass Group Co. Ltd., Class H	1,288,000	2,616,504
GalaxyCore Inc., NVS	349,562	651,384
GCL Technology Holdings Ltd.	61,299,000	11,498,846
GigaDevice Semiconductor Inc., Class A	138,887	1,591,324
Hangzhou First Applied Material Co. Ltd., Class A	322,736	1,153,980
Hangzhou Silan Microelectronics Co. Ltd.,
Class A(a)	257,600	666,527
Hua Hong Semiconductor Ltd.(a)(b)	1,569,000	3,899,444
Hygon Information Technology Co. Ltd., NVS	332,714	3,263,710
Ingenic Semiconductor Co. Ltd., Class A	64,800	517,351
JA Solar Technology Co. Ltd., Class A	579,996	1,205,519
JCET Group Co. Ltd., Class A	332,100	1,189,600
Jiangsu Pacific Quartz Co. Ltd., NVS	97,500	521,528
Jinko Solar Co. Ltd.	1,376,298	1,547,003
LONGi Green Energy Technology Co. Ltd., Class A	1,236,523	3,166,733
Montage Technology Co. Ltd., Class A	210,801	1,538,283
National Silicon Industry Group Co. Ltd., Class A(a)	521,600	973,845
NAURA Technology Group Co. Ltd., Class A	86,800	3,500,148
Piotech Inc., NVS	40,286	1,027,719
Rockchip Electronics Co. Ltd.	65,200	512,628
Sanan Optoelectronics Co. Ltd., Class A	912,800	1,574,523
SG Micro Corp., Class A	64,430	688,545
Shanghai Aiko Solar Energy Co. Ltd.	330,260	529,201
Shenzhen Goodix Technology Co. Ltd., Class A	64,400	547,797
StarPower Semiconductor Ltd., Class A	30,800	370,498
Suzhou Maxwell Technologies Co. Ltd., Class A	56,947	1,030,195
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A	665,472	1,013,631
Tianshui Huatian Technology Co. Ltd., Class A	708,429	798,104
TongFu Microelectronics Co. Ltd., Class A	296,896	941,780
Tongwei Co. Ltd., Class A	772,899	2,444,798
Trina Solar Co. Ltd.	387,713	1,181,089
Unigroup Guoxin Microelectronics Co. Ltd.,
Class A(a)	130,653	994,108
Will Semiconductor Co. Ltd. Shanghai, Class A	207,945	2,688,607
Xinjiang Daqo New Energy Co. Ltd.(a)	260,450	959,717
Xinyi Solar Holdings Ltd.	14,168,000	9,375,464
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A	247,893	1,094,071
		74,845,169
Software — 0.4%
360 Security Technology Inc., Class A(a)	1,155,221	1,313,322
Security	Shares	Value

Software (continued)
Beijing Kingsoft Office Software Inc., Class A	81,751	$2,918,068
China National Software & Service Co. Ltd.,
Class A(a)	163,235	690,804
Empyrean Technology Co. Ltd., NVS	64,400	703,484
Hundsun Technologies Inc., Class A	322,040	891,018
Iflytek Co. Ltd., Class A	424,062	2,470,079
Kingdee International Software Group Co. Ltd.(a)	8,372,000	8,620,355
Sangfor Technologies Inc., Class A(a)	75,800	571,802
Shanghai Baosight Software Co. Ltd., Class A	293,000	1,597,550
Shanghai Baosight Software Co. Ltd., Class B	1,766,566	3,843,947
Thunder Software Technology Co. Ltd., Class A	64,400	500,893
Yonyou Network Technology Co. Ltd., Class A(a)	579,612	898,528
		25,019,850
Specialty Retail — 0.5%
China Tourism Group Duty Free Corp. Ltd.(b)(c)	322,100	2,577,033
China Tourism Group Duty Free Corp. Ltd., Class A	311,124	3,047,027
Chow Tai Fook Jewellery Group Ltd.	5,688,200	7,328,727
HLA Group Corp. Ltd., Class A	598,500	797,147
Pop Mart International Group Ltd.(b)	1,386,400	6,615,279
Shanghai Yuyuan Tourist Mart Group Co. Ltd.,
Class A	450,800	358,659
Topsports International Holdings Ltd.(b)	5,155,000	3,364,732
Zhongsheng Group Holdings Ltd.	2,254,000	4,089,792
		28,178,396
Technology Hardware, Storage & Peripherals — 2.5%
Anker Innovations Technology Co. Ltd.	64,330	620,994
China Greatwall Technology Group Co. Ltd.,
Class A	515,200	659,409
GRG Banking Equipment Co. Ltd., Class A	322,000	477,356
IEIT Systems Co. Ltd., Class A	300,116	1,501,361
Lenovo Group Ltd.	23,206,000	33,428,435
Ninestar Corp., Class A	247,226	928,553
Shenzhen Transsion Holdings Co. Ltd., Class A	138,545	2,500,499
Xiaomi Corp., Class B(a)(b)	43,777,800	98,024,940
		138,141,547
Textiles, Apparel & Luxury Goods — 1.5%
ANTA Sports Products Ltd.	3,608,000	38,651,401
Bosideng International Holdings Ltd.	11,230,000	6,497,914
Li Ning Co. Ltd.	6,561,500	17,230,153
Shenzhou International Group Holdings Ltd.	2,386,800	24,041,031
		86,420,499
Tobacco — 0.1%
Smoore International Holdings Ltd.(b)(c)	5,170,000	5,767,046

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(b)	580,700	4,313,691
COSCO Shipping Development Co. Ltd., Class A	901,600	330,116
Shanxi Coal International Energy Group Co. Ltd.	386,400	842,185
Xiamen C & D Inc., Class A	444,588	588,603
		6,074,595
Transportation Infrastructure — 0.3%
China Merchants Expressway Network &
Technology Holdings Co. Ltd.	649,400	1,050,641
China Merchants Port Holdings Co. Ltd.	3,886,000	5,534,833
COSCO Shipping Ports Ltd.	72,553	50,298
Guangzhou Baiyun International Airport Co. Ltd.,
Class A(a)	456,400	636,489
Jiangsu Expressway Co. Ltd., Class H	3,878,000	4,036,947
Shanghai International Airport Co. Ltd., Class A(a)	193,499	924,802
Shanghai International Port Group Co. Ltd., Class A	1,416,877	1,108,508

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure (continued)
Zhejiang Expressway Co. Ltd., Class H	5,547,000	$3,622,095
		16,964,613
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	11,592,000	3,702,758
Guangdong Investment Ltd.	7,728,000	4,380,106
		8,082,864
Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd.,
Class A	5,476,027	3,446,824

Total Common Stocks — 99.4%
(Cost: $6,796,014,087)		5,592,450,685

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires
12/31/49)(d)	76,761	—

Total Rights — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.4%
(Cost: $6,796,014,087)		5,592,450,685

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(e)(f)(g)	90,991,937	91,019,235

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(e)(f)	2,870,000	$2,870,000

Total Short-Term Securities — 1.6%
(Cost: $93,842,333)		93,889,235

Total Investments — 101.0%
(Cost: $6,889,856,420)		5,686,339,920

Liabilities in Excess of Other Assets — (1.0)%		(58,913,246)

Net Assets — 100.0%		$5,627,426,674

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$171,191,589	$—	$(80,143,614	)(a)	$12,234	$(40,974)	$91,019,235	90,991,937	$1,141,220	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,840,000	—	(4,970,000	)(a)	—	—	2,870,000	2,870,000	251,645		—
					$12,234	$(40,974)	$93,889,235		$1,392,865		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	1,383	06/21/24	$31,685	$397,587

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$577,405,797	$5,013,120,046	$1,924,842	$5,592,450,685
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	93,889,235	—	—	93,889,235
	$671,295,032	$5,013,120,046	$1,924,842	$5,686,339,920
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$397,587	$—	$397,587

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVS	Non-Voting Shares